American Freedom

U.S. Government Money Market Fund Class I

SUPPLEMENT DATED SEPTEMBER 27, 2006 TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 28, 2006

The American Freedom U.S. Government Money Market Fund Class I is closed to new investors effective September 27, 2006.